ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-           ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2013

Employees and payroll accruals	$3,865	$3,021
Government authorities	3,812	7,046
Uncertain tax position liability (refer to note 10i)	3,952	574
Deferred tax liabilities, net	971	659
Accrued expenses and other	2,079	5,120

	$14,679	$16,420